PROVISIONS, CONTINGENCIES AND COMMITMENTS - Future Minimum Lease Payments Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating lease commitments	$ 1,869	$ 1,311
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating lease commitments	322	315
1-3 years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating lease commitments	414	412
4-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating lease commitments	262	252
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating lease commitments	$ 871	$ 332